Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties

1) Nature of relationships with related parties

Name	Relationship with the Company
Jinchun Cheng	Controlling shareholder of the Company
Wuhu Xinkaishun Surface Treatment Co., Ltd. (“Wuhu Xinkaishun”)	An entity controlled by management of the Company
Anhui Pinqian Renewable Resources Utilization Co., Ltd. (“Anhui Pinqian”)	An entity controlled by management of the Company
Anhui Liangmao Renewable Resources Utilization Co., Ltd. (“Anhui Liangmao”)	An entity controlled by management of the Company
Anhui Jingwei Recycling Co., Ltd. (“Anhui Jingwei”)	An entity controlled by management of the Company
Wuhu Ruilian Ecological Agriculture Co., Ltd. (“Wuhu Ruilian”)	An entity owned by Jinchun Cheng’s wife
Wuhu Xinxu Logistics Co., Ltd. (“Xinxu Logistics”)	An entity controlled by management of the Company

Net outstanding balances with related parties consisted of the following as of June 30, 2025 and 2024:

Accounts	Name of related party	June 30, 2025	June 30, 2024
Due from related party:
	Anhui Jingwei	$—	5,228
Due to related party:
	Jinchun Cheng	6,217,338	4,995,280
	Anhui Liangmao	—	148,613
		$6,217,338	$5,143,893